Additional Information	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Additional Information

Note 14. Additional Information:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Research and development expense	$413	$391	$335

Advertising expense	$464	$402	$387

Interest expense	$934	$974	$905
Interest income	(134)	(98)	(108)

Interest expense, net	$800	$876	$797

Rent expense	$308	$278	$258

Minimum rental commitments under non-cancelable operating leases in effect at December 31, 2011, were as follows:

(in millions)
2012	$186
2013	134
2014	98
2015	70
2016	52
Thereafter	250

$790